Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. In an increasingly complex and evolving threat environment, we are committed to proactively addressing cybersecurity risks that could impact our operations, customers, and stakeholders.

We have established a comprehensive cybersecurity and risk management framework, designed to identify, assess, mitigate, and monitor cyber threats and vulnerabilities. This framework includes:

●	Regular Cybersecurity Risk Assessments: We conduct ongoing assessments to evaluate potential cyber-attack vectors, information security weaknesses, and emerging threats that may affect our business operations.
●	Data Encryption and Protection: We employ advanced data encryption protocols to ensure the secure transmission and storage of sensitive information. Confidential data is encrypted based on risk level, and encryption methodologies are applied in accordance with best practices and regulatory standards.
●	Internal Security Policies and Access Controls: The Company has implemented stringent internal policies and procedures governing data security and access control. Access to sensitive systems and information is restricted to authorized personnel on a need-to-know basis, and all employees are required to comply strictly with our cybersecurity policies.
●	Employee Training and Awareness: We provide regular training and awareness programs to educate employees on cybersecurity best practices, threat awareness, and their individual responsibilities in information management. These initiatives are designed to foster a strong security culture across the organization.
●	Incident Response and Monitoring: Our cybersecurity infrastructure includes real-time monitoring tools and an incident response plan to detect, respond to, and recover from security incidents in a timely manner, minimizing potential disruption and loss.

We have not identified risks from known cybersecurity threats, or experienced any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. In the event of any significant cybersecurity incidents, we will publicly disclose the nature, scope, and impact of the incident, as well as the remediation measures we implement.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not identified risks from known cybersecurity threats, or experienced any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. In the event of any significant cybersecurity incidents, we will publicly disclose the nature, scope, and impact of the incident, as well as the remediation measures we implement.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Risk Governance

Our board of directors oversees the management of risks associated with cybersecurity threats.

Management’s Role in Managing Risk

The Company’s Chief Executive Officer is primarily responsible for assessing, monitoring and managing our cybersecurity risks. Management must ensure that all industry standard cybersecurity measures are functioning as required to prevent or detect cybersecurity threats and related risks. Management oversees and tests our compliance with standards, remediates known risks, and leads our employee training program.

Monitoring Cybersecurity Incidents

The Company’s management is continually informed about the latest developments in cybersecurity, including potential threats and innovative risk management techniques. Management implements and oversees processes for the regular monitoring of our information systems. This includes the deployment of industry-standard security measures and regular system audits to identify potential vulnerabilities. In the event of a cybersecurity incident, management will implement the cybersecurity crisis management plan.

Reporting to Board of Directors

Significant cybersecurity matters, and strategic risk management decisions, will be escalated to the board of directors.

For additional information on our cybersecurity risks, please see “Item 3.D. Risk Factors — Risks Related to Intellectual Property, Information Technology, Data Privacy and Cybersecurity.”

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors oversees the management of risks associated with cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]

Management’s Role in Managing Risk

The Company’s Chief Executive Officer is primarily responsible for assessing, monitoring and managing our cybersecurity risks. Management must ensure that all industry standard cybersecurity measures are functioning as required to prevent or detect cybersecurity threats and related risks. Management oversees and tests our compliance with standards, remediates known risks, and leads our employee training program.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s Chief Executive Officer is primarily responsible for assessing, monitoring and managing our cybersecurity risks.